FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Sensitivity Analyses (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
Scenario I
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in risk assumption (as percent)	25.00%
Scenario II
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in risk assumption (as percent)	50.00%
Scenario III
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in risk assumption (as percent)	25.00%
Scenario IV
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in risk assumption (as percent)	50.00%
Embedded derivatives related to debentures convertible into stock | Electricity supply
Disclosure of nature and extent of risks arising from financial instruments [line items]
Convertible debentures	R$ 1,343,355
Embedded derivatives related to debentures convertible into stock | Scenario I | Electricity supply
Disclosure of nature and extent of risks arising from financial instruments [line items]
Convertible debentures	1,007,516
Embedded derivatives related to debentures convertible into stock | Scenario II | Electricity supply
Disclosure of nature and extent of risks arising from financial instruments [line items]
Convertible debentures	671,678
Embedded derivatives related to debentures convertible into stock | Scenario III | Electricity supply
Disclosure of nature and extent of risks arising from financial instruments [line items]
Convertible debentures	1,679,194
Embedded derivatives related to debentures convertible into stock | Scenario IV | Electricity supply
Disclosure of nature and extent of risks arising from financial instruments [line items]
Convertible debentures	R$ 2,015,033